Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Capital assets and cumulative eligible capital	$ 22,000	$ 36,000
Mineral resource expenditures	5,721,000	5,721,000
Financing costs	189,000	170,000
Non-capital losses-Canada	3,591,000	3,251,000
Less: valuation allowance	(9,535,000)	(9,178,000)
Deferred Tax Assets (Liabilities), Net, Total	$ 0	$ 0